Subsequent Events (Details) - USD ($)									3 Months Ended	12 Months Ended
	Feb. 26, 2026	Feb. 19, 2026	Feb. 18, 2026	Feb. 15, 2026	Feb. 11, 2026	Oct. 28, 2024	Nov. 17, 2023	May 23, 2023	Mar. 17, 2026	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2026	Jan. 31, 2026
Subsequent Events [Line Items]
Principal amount								$ 1,500,000
Issuance of debt discount										$ 1,136,412	$ 1,291,814
shares issued (in Shares)								5,000		100,000
Percentage of outstanding membership interest							70.00%
Cash purchase price							$ 3,000,000
Purchase price			$ 9,000,000				$ 7,000,000
Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)										504,300
Amendment to Unsecured Bridge Note [Member]
Subsequent Events [Line Items]
Principal amount				$ 375,000
Common Stock [Member]
Subsequent Events [Line Items]
shares issued (in Shares)						206,033					145,153
Price per share (in Shares)	0.51
Mr. Lu [Member]
Subsequent Events [Line Items]
Percentage of outstanding membership interest							30.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Fair market values									$ 522,800
Principal amount		$ 233,910
Issuance of debt discount		26,910			$ 26,910
Gross proceeds		$ 207,000			207,000
Percentage of membership interest			100.00%
Aggregated purchase price			$ 9
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)													354,257
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Aggregate common stock (in Shares)												1,268,672
Subsequent Event [Member] | Debt Conversion [Member]
Subsequent Events [Line Items]
Converted principal amount									545,949
Unpaid interest									$ 5,525
Aggregate convertible shares (in Shares)									551,474
Per share price (in Dollars per share)									$ 1
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Principal amount					$ 233,910
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Aggregate common stock (in Shares)	5,882,353
Subsequent Event [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)	0.5099
Subsequent Event [Member] | Common Stock [Member] | Series A-1 warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)	6,372,550
Subsequent Event [Member] | Common Stock [Member] | Series A-2 warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)	6,372,550
Subsequent Event [Member] | Service [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)									505,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Mortgage financing			3,100,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Mortgage financing			$ 5,900,000
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
shares issued (in Shares)	490,197